Convertible Notes Payable and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable And Warrants
Schedule of Senior Convertible Notes Payable

Convertible notes payable consists of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

Senior Convertible Notes and Warrants (a)	$3,491,000	$3,491,000
Convertible Notes and Warrants (b)	250,000	-
Convertible Note and Restricted Shares (c)	30,000
Total notes payable	3,771,000	3,491,000
Less debt discount	(110,000)	-
Notes payable, net of discount	$3,661,000	$3,491,000

Senior convertible notes payable is comprised of the following:

	December 31, 2022	December 31, 2021
Senior convertible notes payable	$3,491,000	$3,591,000
Less debt discount	-	(2,326,000)
Total senior convertible notes payable, net	$3,491,000	$1,265,000